Other income (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of other income

	2024	2023
	US$	US$
Foreign exchange gain	251,897	-
Interest income	7	18,308
Government grants	21,779	42,819
Grant from AEPW[1]	-	72,000
Warehousing and logistic services	-	36,357
Write-back of deferred underwriting fees payable	153,125	-
Others	339	335
	427,147	169,819

[1]	The Alliance to End Plastic Waste (“AEPW”) is an industry-founded and funded non-governmental and non-profit organization based in Singapore. Founding members include BASF, Chevron Phillips Chemical, ExxonMobil, Dow Chemical, Mitsubishi Chemical Holdings, Proctor & Gamble and Shell